SHAREHOLDERS' EQUITY (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended
	Nov. 30, 2009	Dec. 31, 2011 one_one_thousandth_share	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Public Offering [Member]	Nov. 30, 2009 Private Placement [Member]	Dec. 31, 2011 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2011 Long-Term Incentive Plan [Member]	Apr. 30, 2009 Long-Term Incentive Plan [Member]	Dec. 31, 2011 2006 and Prior Years [Member] Stock Options [Member]	Dec. 31, 2011 Years 2007 Through 2009 [Member] Stock Options [Member]	Dec. 31, 2011 Years 2010 and 2011 [Member] Stock Options [Member]	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Nov. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Series B Junior Participating Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					49,500,000	16,400,000
Public Offering, Offering Price				$ 4.75
Issuance of common stock		$ 2.2	$ 0	$ 296.3	$ 222.7	$ 73.6
Repayments of Outstanding Principal, Proceeds of Equity Offering													161.4
Sale of Stock, Number of Warrants to Purchase Stock, Private Placement	5,000,000
Repayments of Outstanding Principal, Proceeds of Private Placement														36.8
Settlement of Tender Offer, Portion Funded, Proceeds of Private Placement	$ 10.5
Class of Warrant or Right, Exercise Price of Warrants or Rights		6.50
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									25,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Previous Shares Authorized									10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		11,044,000	9,326,000	12,565,000				11,044,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period							3 years			4 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years	5 years	7 years
Number Of Shares Each Right Entitles Shareholder To Purchase															0.001
Series B Junior Participating Preferred Stock Par Value															$ 0.01
Price of Junior Preferred Stock		25.00